Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 268,409	$ 7,830
Trade receivables	3,085	2,927
Taxes recoverable	1,954	573
Inventories	9,418	6,738
Prepaid expenses and other current assets	4,054	2,508
Total Current Assets	286,920	20,576
Mining assets	266,439	201,866
Tailings inventory	33,392	30,982
Deferred tax assets	2,219	2,364
Other assets	762	561
Total Non Current Assets	302,812	235,773
Total Assets	589,732	256,349
Current Liabilities
Accounts payable and accrued liabilities	33,357	29,146
Deferred revenue	3,071	74
Warrant liabilities	1,938	5,154
Derivative liabilities	8,112	1,121
Current portion of long-term debt	27,267	21,894
Total Current Liabilities	73,745	57,389
Long-term debt	134,846	135,007
Restoration provision and other liabilities	23,315	24,866
Deferred tax liabilities	15	14
Total Non Current Liabilities	158,176	159,887
Total Liabilities	231,921	217,276
Shareholders’ Equity
Share capital	568,042	146,516
Subscriptions received		103
Commitment to issue shares	60,748
Equity portion of convertible debentures	508	1,241
Contributed surplus	18,474	16,072
Accumulated other comprehensive deficit	(7,827)	(4,638)
Deficit	(282,134)	(120,221)
Total Shareholders’ Equity	357,811	39,073
Total Liabilities and Shareholders’ Equity	$ 589,732	$ 256,349